                                                              STEVEN M. SKOLNICK
                                                              Member of the Firm
                                                                Tel 973 597 2476
                                                                Fax 973 597 2477
                                                        sskolnick@lowenstein.com

August 29, 2006

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Perry Hindin, Esq.
           Special Counsel

Re:  IVIVI TECHNOLOGIES, INC.
     AMENDMENT NO. 4 TO REGISTRATION STATEMENT ON FORM SB-2
     FILED JUNE 19, 2006
     FILE NO. 333-122768

Dear: Mr. Hindin:

Accompanying this letter for filing pursuant to the Securities Act of 1933, as amended, is a conformed copy of Amendment No. 5 to the above-captioned Registration Statement on Form SB-2 (the "Registration Statement") of Ivivi Technologies, Inc. (the "Company"). Amendment No. 5 is being filed in response to the Staff's letter of comment dated July 13, 2006 (the "Comment Letter").

A memorandum in response to such comment letter also accompanies this letter. Manually executed signature pages and consents have been executed prior to the time of this electronic filing of Amendment No. 5 to the Registration Statement.

Very truly yours,


/s/ Steven M. Skolnick
----------------------
Steven M. Skolnick

Enclosures

cc:  Mr. Adelaja Heyliger
     Mr. Kevin Kuhar
     Ms. Lynn Dicker
     Mr. Andre' DiMino - Ivivi Technologies, Inc.
     Mr. David Saloff - Ivivi Technologies, Inc.
     Douglas S. Ellenoff, Esq. - Ellenoff Grossman & Schole LLP

REPLY: 65 Livingston Avenue Roseland, New Jersey 07068 Tel 973 597 2500
       Fax 973 597 2400
       1251 Avenue of the Americas New York, New York 10020 Tel 212 262 6700 Fax 212 262 7402

                            IVIVI TECHNOLOGIES, INC.
                       REGISTRATION STATEMENT ON FORM SB-2

      MEMORANDUM IN RESPONSE TO SEC LETTER OF COMMENT DATED JULY 13, 2006

     The following are responses to the Staff's letter of comment dated July 13, 2006 (the "Comment Letter") which have been authorized by Ivivi Technologies, Inc. (the "Company"). To assist the Staff's review, the responses are numbered to correspond to the numbered paragraphs in the Staff's letter.

General

1. PLEASE PROVIDE SUPPORTING DOCUMENTATION FOR YOUR STATEMENTS THAT YOUR EXISTING PRODUCTS HAVE BEEN CLEARED BY THE FDA TO BE USED AND MARKETED AS DESCRIBED THROUGHOUT THE REGISTRATION STATEMENT.

     Attached hereto as Annex A is a copy of the FDA-PreMarket Notification 510(k) clearance number K903675 related to the Company's existing products. The-FDA Pre-Market Notification 510(k) clearance number K903675 is the determination of substantial equivalence of the Magnetic Resonance Therapy Device (also known as MRT, MRT100 and SofPulse), dated July 17, 1991, issued to David Saloff, which was subsequently transferred to AA Northvale Medical Associates, Inc./ADM Tronics Unlimited, Inc. pursuant to the asset acquisition agreement of August 1998. Such transfer was reported to the FDA in November 1998. The determination that all of the Company's products are subject to the same clearance offered by FDA-PreMarket Notification 510(k) was made by the Company's application of the guidelines set forth in the FDA 510(k) Memorandum #K97-1 and is recorded in the Company's Device Master Records.

2. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 7. PLEASE PROVIDE A REASONABLE BASIS FOR YOUR CONTINUED RELIANCE ON THE MARKET PROJECTIONS BASED ON 2003/4 MARKET DATA OR REMOVE THESE PROJECTIONS.

     The Company acknowledges the Staff's comment and advises the Staff that it has removed the 2003/2004 projections from the prospectus and has replaced such projections with more recent market data. Attached hereto as Annex B are copies of the relevant market data.

Use of Proceeds, page 26

3. REVISE TO QUANTIFY AND DISCLOSE THE AMOUNT OF NET PROCEEDS FROM THIS OFFERING THAT WILL BE USED TO PAY INTEREST DUE AND PAYABLE AS OF THE ANTICIPATED CLOSING DATE ON THE NOTES ISSUED IN THE NOVEMBER 2005 AND MARCH 2006 PRIVATE PLACEMENTS.

     The Company has revised the description under the "Use of Proceeds" section of the prospectus to quantify and disclose the amount of the net proceeds from this offering that will be used to pay interest due and payable as of the anticipated closing date on the notes issued in the November 2005 and March 2006 private placements.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 35.

Overview, page 35

4. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 13. PLEASE DISCLOSE WHETHER YOU HAVE RECEIVED ANY FEEDBACK FROM CMS REGARDING CLEARANCE FOR REIMBURSEMENT OF THE TECHNOLOGY USED IN YOUR PRODUCTS. ALSO REVISE TO CLARIFY WHETHER YOU WILL BE REQUIRED TO OBTAIN CLEARANCE FROM CMS FOR REIMBURSEMENT OF THE HOME USE OF YOUR PARTICULAR PRODUCTS, AS OPPOSED TO CLEARANCE FOR THE TECHNOLOGY USED IN OUR PRODUCTS.

     The Company has revised the Registration Statement to expressly state that it has not received any feedback from CMS as to whether CMS intends to reimburse use of the technology used in its products separately in the home health setting. The Company respectfully submits that the Registration Statement expressly states that the Company will be required to obtain clearance from CMS for reimbursement of the home health use of the technology used in its products.

Liquidity and Capital Resources, page 40

5. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 33. PLEASE EXPAND YOUR DISCUSSION OF LIQUIDITY IN MD&A TO INCLUDE A REASONABLY DETAILED CASH FLOW DISCUSSION OF YOUR ABILITY OR INABILITY TO GENERATE SUFFICIENT CASH TO SUPPORT YOUR OPERATIONS DURING THE TWELVE MONTH PERIOD FOLLOWING THE DATE OF THE FINANCIAL STATEMENTS.

     The Company has revised the disclosure under the subheading "Liquidity and Capital Resources" of the "Management's Discussion and Analysis of Financial Condition and Results of Operations" section of the prospectus to include a discussion relating to the Company's inability to generate sufficient cash to support its operations during the twelve month period immediately following the consummation of this offering.

Business, page 47

General

6. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 17. HOWEVER, YOUR DISCUSSION OF "OUR PEMF TECHNOLOGY" AS OPPOSED "OUR PROPRIETARY PEMF TECHNOLOGY" IS STILL CONFUSING. PLEASE LIMIT YOUR DISCLOSURE TO A DISCUSSION OF YOUR PARTICULAR PRODUCTS AND YOUR PROPRIETARY TECHNOLOGY.

     The Company has revised the Registration Statement to limit its disclosure to a discussion of its products and its proprietary PEMF technology. To minimize confusion, the Company has used the term "our proprietary PEMF technology" only once in the "Summary" section of the prospectus and has stated in such section that the term "our proprietary PEMF technology," is referred to throughout the Registration Statement as "our PEMF technology."

Business Overview, page 47

7. WE NOTE YOUR RESPONSE PRIOR TO COMMENT 18 AND THE ADDITIONAL CORRESPONDING DISCLOSURE ON PAGE 48. PLEASE INCLUDE A BRIEF DESCRIPTION OF THE TERMS OF YOUR DISTRIBUTION AGREEMENTS AND TELL US WHY YOU DO NOT BELIEVE THESE AGREEMENTS ARE MATERIAL AND SHOULD BE FILED AS EXHIBITS TO THE REGISTRATION STATEMENT.

     The Company has revised the discussion under the subheading "Our Strategy" of the "Business" section of the prospectus to include a brief description of the material terms of its written distribution agreements. The Company does not consider any of these agreements to be material because it does not believe that the loss of, or significant disruption in the relationship with, any one of the distributors party to such agreements would have a material adverse effect on the Company's business or results operations. All of the written distribution agreements to which the Company is a party are in substantially the same form. Accordingly, the form of such distribution agreements was filed as Exhibit 10.12 to the Registration Statement with the filing of Amendment No. 2 to the Registration Statement on May 13, 2005.

Our Strategy, page 51

8. TELL US WHETHER YOU HAVE OBTAINED FDA CLEARANCE TO MARKET THE ROMA3 AND THE TORINO II, AND IF SO, PROVIDE SUPPORTING DOCUMENTATION.

     The Roma(3) and Torino II are cleared for marketing pursuant to the FDA Pre-Market Notification 510(k) clearance number K903675, dated July 17, 1991, as described in the Company's response to Comment No. 1. The Company determination that these devices are subject to the same clearance offered by the FDA Pre-Market Notification 510(k) was made by the Company's application of the guidelines set forth in the FDA 510(k) Memorandum #K97-1 and is recorded in the Company's Device Master Records for the Roma(3) and Torino II models.

9. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 21. IF YOU ARE PARTY TO OTHER DISTRIBUTION AGREEMENTS, ASIDE FROM THE 10 MENTIONED ON PAGE 52, PLEASE PROVIDE APPROPRIATE DISCLOSURE. OTHERWISE, TELL US WHY YOU DO NOT BELIEVE THESE AGREEMENTS ARE MATERIAL AND SHOULD BE FILED.

     The Company hereby advises the Staff that it is not a party to any written distribution agreements with any distributors other than the 10 mentioned under the subheading "Our Strategy" of the "Business" section of the prospectus. As discussed in the Company's response to Comment No. 7, the Company does not consider any of its written distribution agreements to be material because it does not believe that the loss of, or significant disruption in the relationship with, any one of the distributors party to such agreements would have a material adverse effect on the Company's business or results operations. All of the written distribution agreements to which the Company is a party are in substantially the same form. Accordingly, the form of such distribution agreements was filed as Exhibit
     10.12 to the Registration Statement with the filing of Amendment No. 2 to the Registration Statement on May 13, 2005.

Current Applications, page 55

10. PLEASE PROVIDE SUPPORTING DOCUMENTATION FOR YOUR STATEMENT THAT YOU HAVE BEEN AUTHORIZED BY THE U.S. DEPARTMENT OF VETERANS AFFAIRS TO MARKET AND SELL AND/OR RENT YOUR PRODUCTS TO VA FACILITIES NATIONWIDE.

     Attached hereto as Annex C is a copy of documentation supporting the Company's statement that it has been authorized by the U.S. Department of Veterans Affairs to market and sell and/or rent its products to VA facilities nationwide.

Potential New Markets and Applications, page 57

Pain Relief, page 60

11. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 22. PLEASE TELL US THE REASON FOR YOUR DELAY IN MAKING YOUR FILING FOR FDA CLEARANCE.

     The Company supplementally advises the Staff that it has delayed its filing with the FDA of its clearance application to market its product for pain relief due to a lack of funds and related lack of resources. The Company intends to use a portion of its proceeds from its initial public offering for working capital purposes, including the filing of such application with the FDA.

Hair Loss Reduction, page 60

12. PLEASE DESCRIBE IN GREATER DETAIL THE MENTIONED JOINT VENTURE/STRATEGIC ALLIANCE YOU ARE EVALUATING FOR THE HAIR LOSS REDUCTION MARKET.

     The Company supplementally advises the Staff that although the Company was evaluating a joint venture or strategic alliance at the time of the filing of Amendment No. 4 to the Registration Statement, it has since decided to explore opportunities within the hair loss reduction market independently. Accordingly, the Company has deleted the reference to the joint venture and strategic alliance identified in this Comment No. 12.

Research Studies, page 60

13. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 24. PLEASE PROVIDE SUPPORT FOR YOUR STATEMENT THAT DR. CASPER WILL USE YOUR PRODUCTS IN HER RESEARCH STUDIES. ALSO TELL US WHEN YOU EXPECT THESE STUDIES TO CONCLUDE.

     Attached hereto as Annex D is a copy of a letter, dated July 14, 2006, from Diana Casper, Ph.D., pursuant to which she confirms that she has used, and will continue to use, the Company's products in her research studies. The Company also advises the Staff, as disclosed in Amendment No. 5, that it expects Dr. Casper's studies under the NIH grant to end in July 2007, the expiration of the NIH grant term.

14. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 26. PLEASE DISCLOSE THE TERMS OF YOUR MONTH-TO-MONTH ARRANGEMENT WITH DR. CASPER AND TELL US THE AMOUNT PAID DIRECTLY TO DR. CASPER DURING THIS PERIOD. WE ALSO NOTE THAT THE SECOND PHASE OF THIS STUDY WAS HALTED IN THE FOURTH QUARTER OF 2005. TELL US WHEN YOU EXPECT TO RESUME THIS STUDY.

     The Company has revised the disclosure regarding Dr. Casper's research activities under the subheading "Potential New Markets and Applications" of the "Business" section of the prospectus to make clear that Dr. Casper is currently conducting research in the field of neurosurgery using the Company's products under the NIH grant, and not pursuant to a month-to-month arrangement with the Company. The revised disclosure states that prior to receiving the NIH grant, Dr. Casper had conducted research in a similar field that was funded by the Company and that the Company expects that following the expiration of the term of the NIH grant, the Company will fund Dr. Casper's continued research in this field. Further, under the subheading "Research and Development" of the "Business" section of the prospectus, the Company states that it funded research in the field of neurosurgery under the supervision of Diana Casper, Ph.D. pursuant to a sponsored research agreement with Montefiore Medical Center that commenced on September 24, 2004 and expired on September 24, 2005 and that although the sponsored research agreement expired, Dr. Casper continued to conduct research in this field pursuant to an unwritten arrangement with Montefiore Medical Center during the fourth quarter of 2005 for which the Company paid $23,000.

Legal Proceedings, page 75

15. WE REISSUE PRIOR COMMENT 28 WITH RESPECT TO THE REMAINING COMPLAINT AGAINST REGENESIS.

     The Company has revised the "Legal Proceedings" section of the prospectus to update the status of the described legal proceedings.

Management - Page 76

Employment Agreements, page 87

16. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 30. PLEASE TELL US WHEN YOU EXPECT TO FINALIZE THESE EMPLOYMENT AGREEMENTS. IN THIS REGARD, WE NOTE THAT YOU HAVE BEEN IN THE PROCESS OF NEGOTIATING YOUR EMPLOYMENT AGREEMENTS WITH MESSRS. SALOFF AND DI MINO SINCE FEBRUARY 2005. PLEASE NOTE THAT WE WILL NEED SUFFICIENT TIME TO EXAMINE THESE AGREEMENTS, AND ALL OTHER DOCUMENTS FILED AS EXHIBITS, PRIOR TO ACTING UPON A REQUEST FOR ACCELERATION OF THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

     The Company hereby advises the Staff that it has finalized its employment agreements with each of its executive officers, and has filed forms of such agreements as exhibits to Amendment No. 5. As described in the Registration Statement, the employment agreements with Messrs. DiMino, Saloff and Hammel will be executed prior to the effective date, and the employment agreement with Mr. Gallantar, the Company's new Chief Financial Officer, effective as of the effective date, was executed as of July 13, 2006. The Company acknowledges the Staff's comment and confirms its understanding that the Staff will need sufficient time to examine the employment agreements, and all other documents filed as exhibits, prior to acting upon a request for acceleration of the effective date of the Registration Statement.

17. PLEASE INCLUDE A DESCRIPTION OF ALL CITED SECTION OF THE INTERNAL REVENUE CODE.

     The Company has included a description of Section 280G of the Internal Revenue Code under the subheading "Employment Agreements" of the "Management" section of the prospectus.

Financial Statements as of March 31, 2006 and 2005, page F-1

Note 7.  Stockholders' Equity Transactions, page F-16

18. PLEASE REFER TO PRIOR COMMENT 38. WE NOTE THAT DURING THE YEAR-ENDED MARCH 31, 2006, YOU ISSUED 227,500 COMMON SHARE PURCHASE OPTIONS TO CONSULTANTS AND 87,750 COMMON SHARE PURCHASE OPTIONS TO EMPLOYEES. PLEASE REVISE THE FILING TO DISCLOSE THE AMOUNT RECORDED FOR EACH OF THESE TRANSACTIONS AND RECONCILE THESE AMOUNTS WITH THE CAPTION "SHARE BASED COMPENSATION" PRESENTED IN THE STATEMENTS OF STOCKHOLDERS' DEFICIENCY.

     The Company has revised the filing to disclose the amounts recorded for the transactions identified in this Comment No. 18 and has reconciled these amounts with the caption "share based compensation" presented in the Statements of Stockholders' Deficiency.

19. AS A RELATED MATTER, WE NOTE THAT YOU HAVE ELECTED TO RECLASSIFY AMOUNTS RECORDED AS DEFERRED COMPENSATION INTO ADDITIONAL PAID-IN CAPITAL. PLEASE REVISE THIS NOTE TO DISCLOSE THE ACCOUNTING PURPOSE AND BASIS FOR THIS RECLASSIFICATION.

     The Company has revised the Note 7 to disclose the accounting purpose for the reclassification of amounts recorded as Deferred Compensation into Additional Paid-In Capital.

Part II

Undertakings, page II-8

20.  PLEASE PROVIDE THE UNDERTAKINGS REQUIRED BY ITEM 512(G)(2) OF REGULATION
     S-B.

     The Company has included in Item 28 of Part II of Amendment No. 5 the undertaking set forth in Item 512(g)(2) of Regulation S-B.